As filed with the Securities and Exchange Commission on December 23, 2002
                                                       1933 Act File No. 33-1657
                                                      1940 Act File No. 811-4492

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ---------------

                                    FORM N-1A

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 44


                                       AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 45


                              MFS(R) SERIES TRUST X

               (Exact Name of Registrant as Specified in Charter)

                500 Boylston Street, Boston, Massachusetts 02116

                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company,
                      500 Boylston Street, Boston, MA 02116

                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
  It is proposed that this filing will become effective (check appropriate box)


       |_| immediately upon filing pursuant to paragraph (b)
       |X| on December 24, 2002 pursuant to paragraph (b)

       |_| 60 days after filing pursuant to paragraph (a)(i)
       |_| on [date] pursuant to paragraph (a)(i)
       |_| 75 days after filing pursuant to paragraph (a)(ii)
       |_| on [date] pursuant to paragraph (a)(ii) of rule 485
       If appropriate, check the following box: |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

                           MFS(R) STRATEGIC VALUE FUND

           Supplement dated January 1, 2003 to the Current Prospectus

This Supplement describes the fund's class R shares, and it supplements certain information in the fund's current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

Class R shares are primarily offered to certain retirement plans as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class R shares are being initially offered for public sale on January 1, 2003, class R shares do not yet have a performance record to report. Class R share performance will include the performance of the fund's class A shares for periods prior to the offering of class R shares, as adjusted to take into account that unlike class A shares, class R shares do not bear a front end sales charge (load).

2.   EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.

     Shareholder Fees (fees paid directly from your investment):

                                                                                                Class R

     Maximum Sales Charge (Load) Imposed on Purchases

         (as a percentage of offering price)...............................................      0.00%
     Maximum Deferred Sales Charge (load) (as a percentage
         of original purchase price or redemption proceeds,
         whichever is less)................................................................      0.00%

     Annual Fund Operating Expenses (expenses that are deducted from fund assets):
     Management Fees.......................................................................      0.75%
     Distribution and Service (12b-1) Fees(1)..............................................      0.50%
     Other Expenses(2).....................................................................      0.32%
                                                                                                 -----
     Total Annual Fund Operating Expenses(2)...............................................      1.57%

--------------------

(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). See "Description of Share Classes - Distribution and Service Fees" below.

(2) "Other Expenses" are estimated for the fund's current fiscal year. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table.

Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

         Share Class                    Year 1                Year 3

         Class R shares                 $160                  $496


3.   DESCRIPTION OF SHARE CLASSES

In addition to the fund's other share classes, the fund commenced offering class R shares on or about January 1, 2003. Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs.

Distribution and Service Fees

The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R shares, and the services provided to you by your financial intermediary. These annual distribution and service fees may equal up to 0.50% of average daily net assets (0.25% distribution fee and 0.25% service fee) for class R shares, and are paid out of the assets of class R shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges.

4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem shares, together with the description of other related considerations, in the fund's Prospectus applies equally to class R shares.

How to Purchase Shares - Initial Purchase

The second paragraph in this section of the fund's Prospectus is amended to delete the following sentence: "Class C shares are not available for purchase by any retirement plan qualified under Section 401(a) or 403(b) of the Internal Revenue Code if the plan or its sponsor subscribes to certain recordkeeping services made available by MFSC, such as the MFS Corporate Plan Services 401(k) Plan."

How to Exchange Shares

Class R shares of the fund may be exchanged for class R shares of any other MFS fund offering class R shares, and may be exchanged for shares of the MFS Money Market Fund and MFS Fixed Fund (subject to any limitation applicable to the purchase of these Funds' shares as disclosed in their prospectuses).

5.   INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies equally to class R shares.

6.   FINANCIAL HIGHLIGHTS

Because class R shares are initially being offered for sale on or about January 1, 2003, class R shares do not have financial highlights to report.

                 The date of this Supplement is January 1, 2003.

                            MFS(R) NEW ENDEAVOR FUND

           Supplement dated January 1, 2003 to the Current Prospectus

This Supplement describes the fund's class R shares, and it supplements certain information in the fund's current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

Class R shares are primarily offered to certain retirement plans as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class R shares are being initially offered for public sale on January 1, 2003, class R shares do not yet have a performance record to report. Class R share performance will include the performance of the fund's class A shares for periods prior to the offering of class R shares, as adjusted to take into account that unlike class A shares, class R shares do not bear a front end sales charge (load).

2.   EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.


     Shareholder Fees (fees paid directly from your investment):

                                                                                                Class R

     Maximum Sales Charge (Load) Imposed on Purchases

         (as a percentage of offering price)...............................................      0.00%
     Maximum Deferred Sales Charge (load) (as a percentage
         of original purchase price or redemption proceeds,
         whichever is less)................................................................      0.00%

     Annual Fund Operating Expenses (expenses that are deducted from fund assets):
     Management Fees.......................................................................      0.75%
     Distribution and Service (12b-1) Fees(1)..............................................      0.50%
     Other Expenses(3).....................................................................      2.24%
                                                                                                 -----
     Total Annual Fund Operating Expenses..................................................      3.49%
     Expense Reimbursement(2)                                                                   (1.92)%
                                                                                                -------
     Net Expenses(3)                                                                             1.57%

--------------------

(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). See "Description of Share Classes - Distribution and Service Fees" below.

(2) MFS has contractually agreed to bear the fund's expenses subject to reimbursement, such that "Other Expenses" after taking into account the expense offset and brokerage arrangements described below, do not exceed 0.30%.

(3) "Other Expenses" are estimated for the fund's current fiscal year. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" for class R shares would be estimated to be 1.55%.

Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o the fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see the table above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

         Share Class                    Year 1                Year 3

         Class R shares                 $160                  $893


3.   DESCRIPTION OF SHARE CLASSES

In addition to the fund's other share classes, the fund commenced offering class R shares on or about January 1, 2003. Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs.

Distribution and Service Fees

The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R shares, and the services provided to you by your financial intermediary. These annual distribution and service fees may equal up to 0.50% of average daily net assets (0.25% distribution fee and 0.25% service fee) for class R shares, and are paid out of the assets of class R shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges.

4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem shares, together with the description of other related considerations, in the fund's Prospectus applies equally to class R shares.

How to Purchase Shares - Initial Purchase

The second paragraph in this section of the fund's Prospectus is amended to delete the following sentence: "Class C shares are not available for purchase by any retirement plan qualified under Section 401(a) or 403(b) of the Internal Revenue Code if the plan or its sponsor subscribes to certain recordkeeping services made available by MFSC, such as the MFS Corporate Plan Services 401(k) Plan."

How to Exchange Shares

Class R shares of the fund may be exchanged for class R shares of any other MFS fund offering class R shares, and may be exchanged for shares of the MFS Money Market Fund and MFS Fixed Fund (subject to any limitation applicable to the purchase of these Funds' shares as disclosed in their prospectuses).

5.   INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies equally to class R shares.

6.   FINANCIAL HIGHLIGHTS

Because class R shares are initially being offered for sale on or about January 1, 2003, class R shares do not have financial highlights to report.

                 The date of this Supplement is January 1, 2003.

                          MFS(R) ASSET ALLOCATION FUNDS

                        MFS CONSERVATIVE ALLOCATION FUND

                          MFS MODERATE ALLOCATION FUND

                           MFS GROWTH ALLOCATION FUND

                      MFS AGGRESSIVE GROWTH ALLOCATION FUND

           Supplement dated January 1, 2003 to the Current Prospectus

This Supplement describes the funds' class R shares, and it supplements certain information in the funds' current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

Class R shares are primarily offered to certain retirement plans as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in a fund by showing changes in the fund's performance over time. Because class R shares are being initially offered for public sale on January 1, 2003, class R shares do not yet have a performance record to report. Class R share performance will include the performance of the funds' class A shares for periods prior to the offering of class R shares, as adjusted to take into account that unlike class A shares, class R shares do not bear a front end sales charge (load).

2.   EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of each fund.

     Shareholder Fees (fees paid directly from your invetment):

                                                         MFS                           MFS Growth      MFS Aggressive
                                                    Conservative      MFS Moderate     Allocation    Growth Allocation
     Class R                                       Allocation Fund  Allocation Fund       Fund              Fund

     Maximum  Sales  Charge  (Load)   Imposed  on
     Purchases   (as  a  percentage  of  offering
     price).................................            0.00%            0.00%            0.00%            0.00%
     Maximum Deferred Sales Charge (load)
         (as a percentage of original purchase
         price or redemption proceeds,
         whichever is less).................            0.00%            0.00%            0.00%            0.00%

      Annual Fund Operating Expenses (expenses that are deducted from fund assets):

     Management Fees(2).....................            0.10%            0.10%            0.10%            0.10%
     Distribution and Service (12b-1)
         Fees(1)............................            0.50%            0.50%            0.50%            0.50%
     Other Expenses(3)......................            0.62%            0.62%            0.62%            0.62%
                                                        -----            -----            -----            -----
     Total Annual Fund Operating

         Expenses...........................            1.22%            1.22%            1.22%            1.22%
         Fee Waiver/Expense
         Reimbursement(2)...................           (0.62)%          (0.62)%          (0.62)%          (0.62)%
                                                       -------          -------          -------          -------
     Net Expenses(3)........................            0.60%            0.60%            0.60%            0.60%
         Estimated Indirect Expenses of
           Underlying Funds(4)..............            0.72%            0.82%            0.95%            1.03%
     Total Annual Fund and Underlying Funds
         Operating Expenses(5)..............            2.07%            2.17%            2.30%            2.38%

--------------------

(1) Each fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). See "Description of Share Classes - Distribution and Service Fees" below.

(2) MFS has contractually agreed to waive the funds' management fee and, subject to reimbursement, to bear the funds' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described below) do not exceed 0.10% annually.

(3) "Other Expenses" are estimated for the funds' current fiscal year. Each fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table.

(4) In addition to the Total Annual Fund Operating Expenses which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's estimated indirect expense from investing in the underlying funds, based on its target allocations and underlying funds, is as shown in the table.

(5) The Total Annual Fund and Underlying Funds Operating Expenses shown in the table are the sum of the fund's Net Expenses and Estimated Indirect Expenses of Underlying Funds.

Example of Expenses

These examples are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

The examples assume that:

     o you invest $10,000 in a fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o the fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see the table above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            Share Class - R                        1 Year          3 Years
                            ---------------                        ------          -------
           MFS Conservative Allocation Fund                         $134             $549
           MFS Moderate Allocation Fund                             $145             $580
           MFS Growth Allocation Fund                               $158             $619
           MFS Aggressive Growth Allocation Fund                    $166             $644

3.   DESCRIPTION OF SHARE CLASSES

In addition to each fund's other share classes, each fund commenced offering class R shares on or about January 1, 2003. Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs.

Distribution and Service Fees

Each fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R shares, and the services provided to you by your financial intermediary. These annual distribution and service fees may equal up to 0.50% of average daily net assets (0.25% distribution fee and 0.25% service fee) for class R shares, and are paid out of the assets of class R shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges.

4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem shares, together with the description of other related considerations, in the funds' Prospectus applies equally to class R shares.

How to Purchase Shares - Initial Purchase

The second paragraph in this section of the funds' Prospectus is amended to delete the following sentence: "Class C shares are not available for purchase by any retirement plan qualified under Section 401(a) or 403(b) of the Internal Revenue Code if the plan or its sponsor subscribes to certain recordkeeping services made available by MFSC, such as the MFS Corporate Plan Services 401(k) Plan."

How to Exchange Shares

Class R shares of a fund may be exchanged for class R shares of any other MFS fund offering class R shares, and may be exchanged for shares of the MFS Money Market Fund and MFS Fixed Fund (subject to any limitation applicable to the purchase of these Funds' shares as disclosed in their prospectuses).

5.   INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies equally to class R shares.

6.   FINANCIAL HIGHLIGHTS

Because class R shares are initially being offered for sale on or about January 1, 2003, class R shares do not have financial highlights to report.

                 The date of this Supplement is January 1, 2003.

The Prospectus and Statement of Additional Information, each dated July 1, 2002, of the Registrant are hereby incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission via EDGAR on June 25, 2002.

The Prospectus and Statement of Additional Information, each dated December 1, 2002, of the Registrant are hereby incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission via EDGAR on November 27, 2002.

                               MFS SERIES TRUST X

                           MFS(R) STRATEGIC VALUE FUND
                            MFS(R) NEW ENDEAVOR FUND

                       MFS(R) CONSERVATIVE ALLOCATION FUND
                         MFS(R) MODERATE ALLOCATION FUND
                          MFS(R) GROWTH ALLOCATION FUND
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND


                                     PART C

Item 23. Exhibits

          1    (a)  Amended and Restated Declaration of Trust, dated January 1,
                    2002. (17)

               (b) Amendment, dated January 2, 2002, to the Amended and Restated Declaration of Trust - Redesignating MFS Mid Cap Equity Fund to MFS New Endeavor Fund. (12)

               (c) Amendment, dated April 18, 2002, to the Amended and Restated Declaration of Trust to establish MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund as new series. (12)


               (d)  Amendment, dated April 18, 2002, to the Declaration of Trust
                    - Designation of New Classes for MFS Strategic Value Fund (529A, 529B and 529C). (12)


               (e)  Amendment, dated April 30, 2002, to the Declaration of Trust
                    - Redesignation of MFS High Yield Fund as MFS High Income Advantage Fund. (12)

               (f) Amendment, dated May 1, 2002, to the Declaration of Trust - Termination of MFS Multi Cap Growth Fund. (12)


               (g)  Amendment,  dated June 20, 2002, to the Declaration of Trust
                    - Designation of Classes (529A, 529B and 529C) for the Newest Funds and Termination of MFS Emerging Companies Fund and MFS Select Growth Fund. (12)

               (h) Amendment, dated September 27, 2002, to the Amended and Restated Declaration of Trust - Termination of MFS Gemini Large Cap U.S. Fund, MFS Global Health Sciences Fund, MFS High Income Advantage Fund and MFS Income Fund and
                    Redesignation of MFS International Investors Trust as MFS International Value Fund. (22)

               (i) Amendment, dated November 29, 2002, to the Amended and Restated Declaration of Trust - Redesignating MFS International ADR Fund as MFS International Equity Fund and Redesignating MFS Global Conservative Equity Fund as MFS Global Value Fund; filed herewith.

               (j) Amendment, dated October 10, 2002, to the Amended and Restated Declaration of Trust - Termination of MFS High Income Advantage Fund. (22)

               (k) Amendment, dated October 17, 2002, to the Declaration of Trust - Designation of New Class R Shares for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS New Endeavor Fund and MFS Strategic Value Fund. (22)


          2 Amended and Restated By-Laws, dated January 1, 2002, as revised September 18, 2002. (21)

          3         Form of Share Certificate for Classes of Shares. (3)

          4    (a)  Investment Advisory Agreement for the Trust, dated January
                    1, 2002. (17)

               (b) Exhibits as revised June 19, 2002 to the Investment Advisory Agreement, dated January 1, 2002. (12)

          5    (a)  Distribution  Agreement  between MFS Series  Trust X and MFS
                    Fund Distributors, Inc., dated September 1, 1995. (2)

               (b) Dealer Agreement between MFS Funds Distributors, Inc. and a dealer, and the Mutual Fund Agreement between MFS Fund Distributors, Inc. and a bank, effective April 6, 2001. (4)

          6    (a)  Retirement  Plan  for  Non-Interested  Person  Trustees,  as
                    amended and restated February 17, 1999. (10)

               (b) Amendment to the Master Retirement Plan for Non-Interested Person Trustees, dated July 1, 2002. (18)

               (c)  Retirement Benefit Deferral Plan, dated July 1, 2002. (18)

          7    (a)  Master Custodian  Agreement with State Street Bank and Trust
                    Company, dated July 2, 2001. (14)

               (b) Global Custody Agreement with Chase Manhattan Bank, dated July 2, 2001. (14)

               (c) Custody and Related Services Agreement, dated June 27, 2002, between State Street Bank and Trust Company and MFS Series Trust X on behalf of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund. (19)

               (d)  Exhibit  A,  revised   September  30,  2002  to  the  Master
                    Custodian Contract and the Global Custody Agreement. (21)

               (e)  Amendment  No. 1, dated  September  30, 2002,  to the Master
                    Custodian   Agreement  with  State  Street  Bank  and  Trust
                    Company. (21)

          8    (a)  Shareholder  Servicing Agent  Agreement,  dated September 1,
                    1995. (2)

               (b) Amendment to Shareholder Servicing Agent Agreement to amend Fee Schedule, dated April 1, 1999. (11)

               (c)  Exchange Privilege Agreement, dated July 30, 1997. (6)

               (d) Dividend Disbursing Agency Agreement, dated February 1, 1986. (1)

               (e) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (8)

               (f) Exhibit A, as revised September 18, 2002, to the Amended and Restated Master Administrative Services Agreement. (23)

               (g) Master 529 Administrative Services Agreement, dated August 1, 2002. (22)

               (h)  Addendum,   dated  October  16,  2002,  to  the  Master  529
                    Administrative Services Agreement. (22)


          9    (a)  Opinion  and  Consent  of Counsel  updated  to  include  MFS
                    Conservative  Allocation Fund, MFS Moderate Allocation Fund,
                    MFS  Growth   Allocation  Fund  and  MFS  Aggressive  Growth
                    Allocation Fund, dated April 10, 2002. (17)


               (b) Legal Opinion Consent, dated December 23, 2002; filed herewith.

          10   (a)  Consent of Deloitte & Touche, LLP on behalf of MFS  European
                    Equity Fund,  MFS  International  Equity Fund  (formerly MFS
                    International  ADR Fund), and MFS Government  Mortgage Fund.
                    (22)

               (b) Consent of Ernst & Young, LLP on behalf of MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Global Value Fund (formerly MFS Global Conservative Equity Fund), MFS International Core Equity Fund and MFS New Endeavor Fund.
                    (22)


               (c)  Consent   of   Deloitte  &  Touche  LLP  on  behalf  of  MFS
                    Fundamental Growth Fund and MFS Gemini U.K. Fund, dated September 23, 2002. (19)

               (d) Consent of Ernst & Young LLP on behalf of MFS International Value Fund (formerly MFS International Investors Trust), MFS International Growth Fund and MFS Emerging Markets Equity Fund, dated September 23, 2002. (19)

          11        Not Applicable.

          12 Investment Representation Letter for MFS Government Mortgage Fund. (3)

          13 Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated October 16, 2002. (22)


          14        Not Applicable.


          15 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated October 16, 2002. (22)


          16 Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. (5)

          Power of  Attorney,  dated  January  1, 2002.  (17)
          Power of Attorney, dated August 1, 2002. (18)
          Power of Attorney, dated September 18, 2002. (19)
-----------------------------
(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 13 filed with the SEC via EDGAR on November 28, 1995.
(3) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(4) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(5) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on August 28, 2000.
(6) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC on October 29, 1997.
(7) Incorporated by reference to MFS Government Securities Fund (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on June 26, 2002.
(8) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(9) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on August 28, 2002.
(10) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 39 filed with the SEC via EDGAR on February 26, 1999.
(11) Incorporated by reference to Post-Effective Amendment No. 25 filed with the SEC via EDGAR on May 14, 1999. (12) Incorporated by reference to Registrant's Post-Effective Amendment No. 39 as filed with the SEC via EDGAR on June 25, 2002.
(13) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 31 filed with the SEC via EDGAR on May 31, 2002.
(14) Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(15) Incorporated by reference to MFS Series Trust V (File Nos. 2-38613 and 811-2031) Post-Effective Amendment No. 51 filed with the SEC via EDGAR on January 28, 2002.
(16) Incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the SEC via EDGAR on November 28, 2001.
(17) Incorporated by reference to Registrant's Post-Effective Amendment No. 38 as filed with the SEC via EDGAR on April 11, 2002.

(18) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44 filed with the SEC via EDGAR on August 1, 2002.
(19) Incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the SEC via EDGAR on September 27, 2002.
(20) Incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed with the SEC via EDGAR on September 27, 2002.
(21) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on October 16, 2002.


(22) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 43 filed with the SEC via EDGAR on November 27, 2002.

(23) Incorporated by reference to MFS Series Trust VI (File Nos. 33-34502 and 811-6102) Post-Effective Amendment No. 18 filed with the SEC via EDGAR on December 23, 2002.


Item 24. Persons Controlled by or under Common Control with Registrant

          Not  Applicable.

Item 25. Indemnification

          Reference is hereby made to (a) Article V of the Amended and Restated Declaration of Trust dated January 1, 2002, incorporated by reference to the Registrant's Post-Effective Amendment No. 38, filed with the SEC via EDGAR on April 11, 2002; and (b) Section 9 of the Shareholder Servicing Agent Agreement, filed with the Registrant's Post-Effective Amendment No. 13 with the SEC via EDGAR on November 28, 1995.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 26. Business and Other Connections of Investment Adviser


                  MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below): Massachusetts Investors Trust; Massachusetts Investors Growth Stock Fund; MFS Growth Opportunities Fund; MFS Government Securities Fund; MFS Government Limited Maturity Fund; MFS Series Trust I (which has 12 series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Value Fund, MFS New Discovery Fund, MFS Technology Fund, MFS Research International Fund, MFS Global Telecommunications Fund and MFS Japan Equity
Fund); MFS Series Trust II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund); MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth

Fund); MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International New Discovery Fund, MFS International Strategic Growth Fund and MFS International Strategic Value Fund); MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund); MFS Series Trust VII (which has one series: MFS Capital Opportunities Fund); MFS Series Trust VIII (which has three series: MFS Strategic Income Fund, MFS Global Growth Fund and MFS Tax Managed Equity Fund); MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Research Bond Fund J, MFS Intermediate Investment Grade Bond Fund, MFS Emerging Opportunities Fund and MFS Large Cap Value Fund; MFS Series Trust X (which has 18 series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Value Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS European Equity Fund, MFS New Endeavor Fund, MFS Fundamental Growth Fund, MFS Gemini U.K. Fund, MFS International Equity Fund, MFS Global Value Fund, MFS International Core Equity Fund, MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund); MFS Series Trust XI (which has three series: MFS Union Standard Equity Fund, Vertex International Fund and MFS Mid Cap Value Fund); and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  MFS also serves as investment adviser of the following open-end Funds: MFS Institutional Trust ("MFSIT") (which has 9 series) and MFS Variable Insurance Trust ("MVI") (which has 15 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 31 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable

Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

                  The Directors of MFS are John W. Ballen, Kevin R. Parke, Joseph W. Dello Russo, William W. Scott, Martin E. Beaulieu, Robert J. Manning, Richard D. Schmalensee, Donald A. Stewart, C. James Prieur, William W. Stinson and James C. Baillie. Jeffrey L. Shames is the Chairman, Mr. Ballen is Chief Executive Officer, Mr. Parke is President and Chief Investment Officer, Mr. William Scott is Vice Chairman, Mr. Dello Russo is Executive Vice President and Chief Administrative Officer, Mr. Beaulieu is the Director of Global Distribution, Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, Thomas B. Hastings is a Senior Vice President and Treasurer of MFS, Joseph Lynch is the Assistant Treasurer of MFS and Robert Whelan is a Senior Vice President, Chief Financial Officer and Corporate Controller of MFS.

Massachusetts Investors Trust
Massachusetts Investors Growth Stock Fund
MFS Growth Opportunities Fund
MFS Government Securities Fund
MFS Government Limited Maturity Fund
MFS Series Trust I
MFS Series Trust II
MFS Series Trust III
MFS Series Trust IV
MFS Series Trust V
MFS Series Trust VI
MFS Series Trust VII
MFS Series Trust VIII
MFS Series Trust IX
MFS Series Trust X
MFS Series Trust XI
MFS Municipal Series Trust
MFS Variable Insurance Trust
MFS Institutional Trust
MFS Municipal Income Trust
MFS Multimarket Income Trust
MFS Government Markets Income Trust
MFS Intermediate Income Trust
MFS Charter Income Trust
MFS Special Value Trust

                  Jeffrey L. Shames is Chairman, John W. Ballen is President, Stephen E. Cavan is the Secretary and Clerk, Richard M. Hisey, a Senior Vice President of MFS, is Treasurer, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary and Assistant Clerk.

                  MFS/Sun Life Series Trust

                  C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is Chairman, John W. Ballen is President, Stephen E. Cavan is the Secretary and Clerk, Richard M. Hisey is the Treasurer, James O. Yost, Ellen
M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, James R. Bordewick, Jr., is the Assistant Secretary and Assistant Clerk.

Money Market Variable Account
High Yield Variable Account
Capital Appreciation Variable Account
Government Securities Variable Account
Total Return Variable Account
Global Governments Variable Account
Managed Sectors Variable Account

                  C. James Prieur is Chairman and Member of the Board of Managers, John W. Ballen is president, Stephen E. Cavan is the Secretary, Richard M. Hisey is Treasurer, Jim Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

MIL Funds
MFS Meridian Funds

                  Jeffrey L. Shames is Chairman,  John A. Brindle,  Richard W.
S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, Richard M. Hisey is Treasurer, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

                  Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex Contrarian Fund and Vertex International Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  Jeffrey L. Shames and Kevin R. Parke are Directors. Mr. Shames is also the President. John W. Ballen is Executive Vice President and Chief Investment Officer, John D. Laupheimer is a Senior Vice President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

                  MFS International Ltd. ("MIL Bermuda"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds, known as the MFS Funds, SICAV after January 1999 (which has 12 portfolios): U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund, European Bond Fund, European High Yield Bond Fund, Value Fund and European Smaller Companies Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund, MFS Meridian Value Fund, MFS Meridian Research International Fund and MFS Meridian Research Bond Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

                  Jeffrey L. Shames is a Director, Peter Laird is a Director and President, Steven E. Cavan is a Director, Senior Vice President and Secretary, Peter Bubenzner is a Director, Judith Collis is a Director, Robert Whelan is the Treasurer, Robert T. Burns is the Assistant Secretary and Thomas B. Hastings is the Assistant Treasurer.

                  MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

                  Jeffrey L. Shames, John W. Ballen, Peter D. Laird and Stephen E Cavan are the Directors. Mr. Laird is the President, Mr. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

                  MFS International S.C. LTDA ("MIL Brazil"), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Meridian Funds.

                  Jeffrey L. Shames, Stephen E. Cavan and Peter D. Laird are Advisory Board Members. Mr. Shames is also the President.

                  MFS Institutional Advisors (Australia) Ltd.
("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney,

NSW2000,   Australia,   is  involved  primarily  in  investment  management  and
distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

                  Graham E. Lenzner is the Chairman, Loretta Lenzner, Joe Trainer and Sheldon Rivers are Directors, Stephen E. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

                  MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

                  Jeffrey L. Shames is the Chairman, James V. Fitzgerald is the President and Director, Martin E. Beaulieu is a Director, Robert Leo is the Vice Chairman and Executive Vice President, Stephen E. Cavan is the Secretary, Robert
T. Burns is the Assistant Secretary, Michael J. Londergan is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

                  MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

                  Jeffrey L. Shames is the Chairman. Joseph W. Dello Russo and Janet A. Clifford are Directors. Ms. Clifford is also the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen
E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

                  MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

                  Joseph J. Trainor, Jeffrey L. Shames and John W. Ballen are Directors. Mr. Trainor is also the President, Kevin R. Parke is an Executive Vice President and Managing Director, Lisa M. Jones is an Executive Vice President and Managing Director of Institutional Sales, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

                  MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

                  Jeffrey L. Shames is the Chairman, Martin E. Beaulieu is the Director, Carol W. Geremia is the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

                  MFS Investment Management K.K. ("MIMKK"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMKK, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

                  Jeffrey L. Shames is a Director, Ira S. Krolick is a Director and Chief Operating Officer, Peter Laird is a Director and Takafumi Ishii is a Director and Representative Director.

                  MFS Heritage Trust Company ("MFS Trust"), a New
Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

                  Stephen E. Cavan, Joseph W. Dello Russo, Janet A. Clifford, Martin E. Beaulieu, Carol W. Geremia, Joseph A. Kosciuszek are Directors. Mr. Cavan is the President, Robert Whelan is the Treasurer and Robert T. Burns is the Clerk.

                  MFS Original Research Partners, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

                  Jeffrey L. Shames, John W. Ballen, Kevin R. Parke and Joseph
J. Trainor are Directors.  Mr.  Trainor is the  President,  Robert Whelan is the
Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

                  MFS Original Research Advisors, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

                  Jeffrey L. Shames, John W. Ballen, Kevin R. Parke and Joseph
J. Trainor are Directors.  Mr.  Trainor is the  President,  Robert Whelan is the
Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

                  MFS Japan Holdings, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

                  Jeffrey L. Shames, Douglas C. Henck, Peter D. Laird and Donald A. Stewart are Directors.

                  Sun Life of Canada (U.S.) Financial Services Holdings, Inc.,
a company  incorporated under the laws of Delaware whose address is 500 Boylston
Street,   Boston,   Massachusetts   02116,  is  the  direct  parent  company  of
Massachusetts Financial Services Company.

                  John W. Ballen, Kevin R. Parke, Joseph W. Dello Russo, Jeffrey L. Shames, Eric G. Burns, Donald A. Stewart and C. James Prieur are Directors. Mr. Ballen is the Chairman and Mr. Parke is the Chief Executive
Officer & President, Robert Whelan is the Treasurer, Joseph Lynch is the Assistant Treasurer, Robert T. Burns is Secretary and Mitchell C. Freestone is the Assistant Secretary.

                  MFS Investment Management (LUX) S.A., a joint stock company organized under the laws of Luxembourg whose registered office is 49, Avenue J.F. Kennedy, L-1855, Kirchberg, Luxembourg, is the management company of the MFS Investment Funds, which has 2 portfolios: MFS Funds-Global Equity Ex-Japan Fund and MFS Funds-Bond Fund.

                  Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors.

                  New England Streaming Media, LLC, a limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is primarily involved in internet technology.

                    Jeffrey L. Shames, John W. Ballen, Joseph W. Dello Russo, Robert Whelan, Jeremiah Potts are Directors. Mr. Potts is the Chief Executive Officer.

                  In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

                  Donald A. Stewart     Chairman, Sun Life Assurance Company of
                                        Canada, Sun Life Centre, 150 King Street
                                        West, Toronto, Ontario, Canada
                                        (Mr. Stewart is also an officer and/or
                                        Director of various subsidiaries and
                                        affiliates of Sun Life)

                  C. James Prieur       President and a Director, Sun Life
                                        Assurance Company of Canada, Sun Life
                                        Centre, 150 King Street West, Toronto,
                                        Ontario, Canada (Mr. Prieur is also an
                                        officer and/or Director of various
                                        subsidiaries and affiliates of Sun
                                        Life)

                  William W. Stinson    Director, Sun Life Assurance Company of
                                        Canada, Sun Life Centre, 150 King Street
                                        West,  Toronto, Ontario, Canada;
                                        Director, United Dominion Industries
                                        Limited, Charlotte, N.C.; Director,
                                        PanCanadian Petroleum Limited, Calgary,
                                        Alberta; Director, LWT Services,
                                        Inc., Calgary Alberta; Director,
                                        Western Star Trucks, Inc., Kelowna,
                                        British Columbia; Director, Westshore
                                        Terminals Income Fund, Vancouver,
                                        British Columbia; Director (until 4/99),
                                        Canadian Pacific Ltd., Calgary,
                                        Alberta

                  James C. Baillie      Counsel, Torys, Ontario, Canada; Chair,
                                        Independent Electricity Market Operator,
                                        Ontario, Canada; Chair, Corel
                                        Corporation, Ontario, Canada; Director,
                                        Sun Life Financial, Ontario Canada;
                                        Director, FPI Ltd., Newfoundland, Canada


Item 27.  Distributors

          (a)  Reference is hereby made to Item 26 above.

          (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

          (c)  Not applicable.

Item 28.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant at the following locations:

                            NAME                               ADDRESS

              Massachusetts Financial Services          500 Boylston Street
                  Company (investment adviser)          Boston, MA 02116

             MFS Funds Distributors, Inc.               500 Boylston Street
                  (principal underwriter)               Boston, MA 02116

             State Street Bank and Trust Company        State Street South
                  (custodian)                           5 - West
                                                        North Quincy, MA 02171

             MFS Service Center, Inc.                   2 Avenue de Lafayette
                  (transfer agent)                      Boston, MA 02111-1738

Item 29.  Management Services

          Not  Applicable.

Item 30.  Undertakings

          Not  applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 23rd day of December, 2002.

                                  MFS SERIES TRUST X


                                  By:    JAMES R. BORDEWICK, JR.
                                         --------------------------------------
                                  Name:  James R. Bordewick, Jr.
                                  Title: Assistant Clerk and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on December 23, 2002.

             SIGNATURE                               TITLE

JEFFREY L. SHAMES*                       Chairman and Trustee
---------------------------------------
Jeffrey L. Shames

JOHN W. BALLEN*                          President (Principal Executive Officer)
---------------------------------------  and Trustee
John W. Ballen


RICHARD M. HISEY*                        Principal Financial Officer and
---------------------------------------- Accounting Officer
Richard M. Hisey

LAWRENCE H. COHN*                        Trustee
---------------------------------------
Lawrence H. Cohn

SIR J. DAVID GIBBONS*                    Trustee
---------------------------------------
Sir J. David Gibbons

WILLIAM R. GUTOW*                        Trustee
---------------------------------------
William R. Gutow

J. ATWOOD IVES*                          Trustee
---------------------------------------
J. Atwood Ives

ABBY M. O'NEILL*                         Trustee
---------------------------------------
Abby M. O'Neill

KEVIN R. PARKE*                          Trustee
---------------------------------------
Kevin R. Parke

LAWRENCE T. PERERA*                      Trustee
---------------------------------------
Lawrence T. Perera

WILLIAM J. POORVU*                       Trustee
---------------------------------------
William J. Poorvu

J. DALE SHERRATT*                        Trustee
---------------------------------------
J. Dale Sherratt

ELAINE R. SMITH*                         Trustee
---------------------------------------
Elaine R. Smith

WARD SMITH*                              Trustee
---------------------------------------
Ward Smith

                                        *By:    JAMES R. BORDEWICK, JR.
                                   -------------------------------------------
                                       Name:     James R. Bordewick, Jr.
                                                   as Attorney-in-fact

                                Executed  by James R.  Bordewick,  Jr.  on
                                behalf of those indicated pursuant to a Power of Attorney dated January 1, 2002, incorporated
                                by  reference  to  the   Registrant's Post-
                                Effective  Amendment  No. 38 filed with the
                                Securities and Exchange Commission via EDGAR on April 11, 2002, a Power of Attorney dated
                                August 1, 2002, incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission via EDGAR on August 1, 2002, and a Power of Attorney dated September 18, 2002 incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed with the SEC via EDGAR on September 27, 2002.

                               INDEX TO EXHIBITS

EXHIBIT NO.                   DESCRIPTION OF EXHIBIT                 PAGE NO.

      1      (i)    Amendment, dated November 29, 2002, to the Amended and
                    Restated   Declaration   of   Trust  -   Redesignating   MFS
                    International ADR Fund as MFS International  Equity Fund and
                    Redesignating  MFS Global  Conservative  Equity  Fund as MFS
                    Global Value Fund.

      9      (b)    Legal Opinion Consent, dated December 23, 2002.